Document And Entity Information	May 08, 2024
Document Information [Line Items]
Entity, Registrant Name	HENNESSY ADVISORS, INC.
Document, Type	8-K
Document, Period End Date	May 08, 2024
Entity, Incorporation, State or Country Code	CA
Entity, File Number	001-36423
Entity, Tax Identification Number	68-0176227
Entity, Address, Address Line One	7250 Redwood Blvd., Suite 200
Entity, Address, City or Town	Novato
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94945
City Area Code	415
Local Phone Number	899-1555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity, Central Index Key	0001145255
CommonStockNoParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	HNNA
Security Exchange Name	NASDAQ
NotesDue20264875 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2026
Trading Symbol	HNNAZ
Security Exchange Name	NASDAQ